Equity-Based Compensation - Summary of the Unvested Option Activity (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested, Number of Shares, Ending Balance | shares	318,440
Number of Time Vested Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested, Number of Shares, Beginning Balance | shares	533,173
Number of Options, Granted | shares	261,288
Number of options, Vested | shares	(170,507)
Number of Options, Forfeited | shares	(110,242)
Unvested, Number of Shares, Ending Balance | shares	513,712
Weighted-Average Grant Date Fair Value (per option), Unvested, Beginning | $ / shares	$ 69
Weighted-Average Grant Date Fair Value (per option), Granted | $ / shares	13.23
Weighted-Average Grant Date Fair Value (per option), Vested | $ / shares	56.5
Weighted-Average Grant Date Fair Value (per option), Forfeited | $ / shares	60.63
Weighted-Average Grant Date Fair Value (per option), Unvested, Ending | $ / shares	$ 33.49
Number of Performance Vested Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Granted | shares	318,440
Weighted-Average Grant Date Fair Value (per option), Granted | $ / shares	$ 12.77
Weighted-Average Grant Date Fair Value (per option), Unvested, Ending | $ / shares	$ 12.77